Taxes - Schedule of Income Tax Provision (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Provisions for current income tax	$ 13	$ 88
Provisions for deferred income	0	0
Total	$ 13	$ 88